Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss for basic and diluted net loss per share	$(26,614)	$(47,279)	$(78,340)	$(108,118)

Denominator:
Weighted average shares - for basic and diluted net loss per share	71,271	69,093	70,670	68,432

Net loss per share
Basic and diluted	$(0.37)	$(0.68)	$(1.11)	$(1.58)